SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Maturity of lease liabilities	$ 248,728	$ 395,588
Finance costs	(11,053)	(30,232)
Lease liabilities	237,675	365,356
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maturity of lease liabilities	135,670	139,619
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maturity of lease liabilities	$ 113,058	$ 255,969